                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York   August 13, 2010
-------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               2

Form 13F Information Table Entry Total:        108

Form 13F Information Table Value Total:   $681,088
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                   June 30, 2010

            Item 1:             Item 2:  Item 3:   Item 4:    Item 5:             Item 6           Item 7          Item 8:
            -------            -------- --------- -------- ------------- ------------------------ -------- -----------------------
                                                                           Investment Discretion               Voting Authority
                                                    Fair                 ------------------------                  (Shares)
                                                   Market    Shares of        (b) Shared    (c)   Managers -----------------------
                               Title of   CUSIP     Value    Principal   (a)  -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer           class    Number  (x$1000)     Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared  None
        --------------         -------- --------- -------- ------------- ---- ----------- ------- -------- ---------- ------ -----
ABSOLUTE SOFTWARE CORPORATION  COM      00386B109    6,997  1,775,100 SH           X                  02    1,775,100
ACCELRYS INC                   COM      00430U103    5,001    775,412 SH           X                  02      775,412
ACCENTURE PLC                  COM      G1151C101    2,412     62,400 SH   X                                   62,400
ACME PACKET INC                COM      004764106    5,094    189,500 SH           X                  02      189,500
ACTELION LTD (B1YD5Q2)         ADR        B1YD5Q2   10,661    283,600 SH           X                  01      283,600
AGILYSYS INC                   COM      00847J105    1,171    175,000 SH           X                  02      175,000
ALLSCRIPTS HEALTHCARE SOLUTION COM      01988P108    1,932    120,000 SH           X                  01      120,000
ALPHA & OMEGA SEMICONDUCTORS   COM      G6331P104    1,036     75,000 SH           X                  02       75,000
ALTERA CORP                    COM      021441100    6,207    250,200 SH           X                  01      250,200
ANADYS PHARMACEUTICALS INC     COM      03252Q408    1,316    685,581 SH           X                  02      685,581
ANALOG DEVICES INC             COM      032654105    7,021    252,000 SH           X                  01      252,000
ARROW ELECTRONICS INC          COM      042735100    9,398    420,500 SH           X                  01      420,500
ARUBA NETWORKS INC             COM      043176106    3,647    256,100 SH           X                  02      256,100
ATMEL CORP                     COM      049513104    7,127  1,484,700 SH           X                  01    1,484,700
AVAGO TECHNOLOGIES             COM      Y0486S104    5,412    257,000 SH           X                  01      257,000
AVIAT NETWORKS INC             COM      05366Y102    1,906    525,000 SH           X                  02      525,000
AVNET INC                      COM      053807103   12,190    505,600 SH           X                  01      505,600
BALLANTYNE STRONG INC          COM      058516105    2,641    364,800 SH           X                  02      364,800
BIOGEN IDEC INC                COM      09062X103    7,644    161,100 SH           X                  01      161,100
BLUECOAT SYSTEMS               COM      09534T508    4,258    208,400 SH           X                01,02     208,400
BMC SOFTWARE INC               COM      055921100   16,238    468,900 SH           X                  01      468,900
CADENCE DESIGN SYS INC         COM      127387108    5,211    900,000 SH           X                  01      900,000
CALLIDUS SOFTWARE              COM      13123E500    7,996  2,452,883 SH           X                01,02   2,452,883
CAVIUM NETWORKS INC            COM      14965A101    4,950    189,000 SH           X                  02      189,000
CEPHALON INC                   COM      156708109    4,199     74,000 SH           X                  01       74,000
CHINACAST EDUCATION CORP       COM      16946T109    5,142    865,600 SH           X                  02      865,600
CIENA                          COM      171779101    8,581    676,700 SH           X                  01      676,700
CITY TELECOM LTD               ADR      178677209    4,080    359,800 SH           X                  02      359,800
CODEXIS, INC                   COM      192005106    2,222    253,700 SH           X                01,02     253,700
COGENT INC                     COM      19239Y108   11,080  1,229,800 SH           X                  02    1,229,800
COGNIZANT TECHNOLOGY SOLUTIONS COM      192446102   11,183    223,400 SH           X                  01      223,400
COMVERGE INC                   COM      205859101    4,126    460,478 SH           X                  02      460,478
COMVERSE TECHNOLOGY INC        COM      205862402    7,806  1,000,800 SH           X                  01    1,000,800
CONSTANT CONTACT INC           COM      210313102    4,942    231,700 SH           X                  02      231,700
CYBERSOURCE CORP               COM      23251J106   13,082    512,400 SH           X                  01      512,400
DEMANDTEC TEC                  COM      24802R506    1,180    174,800 SH           X                  02      174,800
DEXCOM INC                     COM      252131107   16,866  1,459,000 SH           X                  02    1,459,000
                                                   -------
COLUMN TOTAL                                       231,955
                                                   -------

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                   June 30, 2010

            Item 1:             Item 2:  Item 3:   Item 4:    Item 5:             Item 6           Item 7          Item 8:
            -------            -------- --------- -------- ------------- ------------------------ -------- -----------------------
                                                                           Investment Discretion               Voting Authority
                                                    Fair                 ------------------------                  (Shares)
                                                   Market    Shares of        (b) Shared    (c)   Managers -----------------------
                               Title of   CUSIP     Value    Principal   (a)  -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer           class    Number  (x$1000)     Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared  None
        --------------         -------- --------- -------- ------------- ---- ----------- ------- -------- ---------- ------ -----
DIGITAL RIV INC                COM      25388B104    6,102    255,200 SH           X                  01      255,200
DISH NETWORK CORP              COM      25470M109    8,291    456,800 SH           X                  01      456,800
DOUBLE-TAKE SOFTWARE INC       COM      258598101    1,783    170,000 SH           X                  02      170,000
E M C CORP MASS                COM      268648102      842     46,000 SH   X                                   46,000
ECLIPSYS CORP                  COM      278856109    6,868    385,000 SH           X                01,02     385,000
EDUCATION MANAGEMENT           COM      28140M103    9,823    644,100 SH           X                  01      644,100
ELOYALTY                       COM      290151307    5,618    947,389 SH           X                01,02     947,389
EMDEON INC                     COM      29084T104    2,173    173,400 SH           X                  01      173,400
FLEXTRONICS INTL LTD           COM      Y2573F102    7,525  1,343,700 SH           X                  01    1,343,700
FOREST LABS INC                COM      345838106    8,468    308,700 SH           X                  01      308,700
FORTINET INC                   COM      34959E109    5,673    345,100 SH           X                  02      345,100
GENZYME CORP                   COM      372917104    8,545    168,300 SH           X                  01      168,300
GRAND CANYON EDUCATION INC     COM      38526M106    7,427    317,000 SH           X                  02      317,000
GSE SYSTEMS INC                COM      36227K106    2,509    618,000 SH           X                  02      618,000
GUIDANCE SOFTWARE INC          COM      401692108    3,948    756,300 SH           X                  02      756,300
HARMONIC                       COM      413160102    2,992    550,000 SH           X                  02      550,000
IGATE CORPORATION              COM      45169U105    1,795    140,000 SH           X                  02      140,000
IKANOS COMMUNICATIONS          COM      45173E105      497    308,500 SH           X                  02      308,500
INGRAM MICRO INC               COM      457153104   16,937  1,115,000 SH           X                  01    1,115,000
INTEGRATED DEVICE TECH         COM      458118106   12,496  2,524,400 SH           X                  01    2,524,400
INTERSIL HLDG CORP CL A        COM      46069S109    5,883    485,800 SH           X                  01      485,800
KENEXA CORP                    COM      488879107   11,093    924,400 SH           X                01,02     924,400
KNOT INC                       COM      499184109      189     24,300 SH           X                  02       24,300
LAM RESH CORP                  COM      512807108    6,885    180,900 SH           X                  01      180,900
LAWSON SOFTWARE INC            COM      52078P102    1,142    156,400 SH           X                  01      156,400
LINEAR TECHNOLOTY CORP         COM      535678106    4,249    152,800 SH           X                  01      152,800
LIQUIDITY SERVICES INC.        COM      53635B107    8,568    661,100 SH           X                  02      661,100
LOOKSMART LTD                  COM      543442503      536    457,840 SH           X                  02      457,840
MAGMA DESIGN AUTOMATION INC    COM      559181102    6,835  2,406,800 SH           X                  02    2,406,800
MAXLINEAR, INC                 COM      57776J100      951     68,000 SH           X                  02       68,000
MICROSEMI CORP                 COM      595137100    8,741    597,500 SH           X                  01      597,500
MICROTUNE INC DEL              COM      59514P109    2,043    959,200 SH           X                  02      959,200
MONOLITHIC POWERSYSTEM INC     COM      609839105    4,163    233,100 SH           X                  02      233,100
MONSTER WORLDWIDE INC          COM      611742107   19,755  1,695,700 SH           X                  01    1,695,700
MYRIAD GENETICS INC            COM      62855J104    7,346    491,400 SH           X                  01      491,400
McAFEE INC                     COM      579064106    8,571    279,000 SH           X                  01      279,000
NETEZZA CORP                   COM      64111N101   16,477  1,204,440 SH           X                  01    1,204,440
NORTELL NETWORKS CORP          COM      656568508        0          5 SH   X                                        5
NOVELL INC                     COM      670006105    6,632  1,167,600 SH           X                  01    1,167,600
NVIDIA CORP                    COM      67066G104    7,944    778,100 SH           X                  01      778,100
                                                   -------
COLUMN TOTAL                                       248,315
                                                   -------

                                                                  (SEC USE ONLY)

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                   June 30, 2010

            Item 1:             Item 2:  Item 3:   Item 4:    Item 5:             Item 6           Item 7          Item 8:
            -------            -------- --------- -------- ------------- ------------------------ -------- -----------------------
                                                                           Investment Discretion               Voting Authority
                                                    Fair                 ------------------------                  (Shares)
                                                   Market    Shares of        (b) Shared    (c)   Managers -----------------------
                               Title of   CUSIP     Value    Principal   (a)  -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer           class    Number  (x$1000)     Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared  None
        --------------         -------- --------- -------- ------------- ---- ----------- ------- -------- ---------- ------ -----
OMNIVISION TECHNOLOGIE         COM      682128103    3,726    173,800 SH           X                  01      173,800
OPENWAVE SYS INC               COM      683718308   22,044 10,859,020 SH           X                01,02  10,859,020
OPNEXT INC                     COM      68375V105    1,389    842,000 SH           X                  02      842,000
PHASE FORWARD INC              COM      71721R406    6,338    380,000 SH           X                  02      380,000
PRINCETON REVIEW INC           COM      742352107    3,458  1,490,600 SH           X                  02    1,490,600
QUEST SOFTWARE INC             COM      74834T103    9,493    526,246 SH           X                  01      526,246
RADWARE, LTD                   COM      IL0010834    1,610     78,656 SH           X                  02       78,656
RIGHTNOW TECHNOLOGIES INC      COM      76657R106    3,290    209,700 SH           X                  02      209,700
RIVERSTONE NETWORKS            COM      769320995        0  8,160,250 SH           X                01,02   8,160,250
SALARY.COM                     COM      794006106    1,009    397,100 SH           X                  02      397,100
SALIX PHARMACEUTICALS          COM      795435106   21,892    560,900 SH           X                  01      560,900
SAPIENT CORP                   COM      803062108   19,062  1,879,900 SH           X                  01    1,879,900
SEAGATE TECHNOLOGY HOLDINGS    COM      G7945M107    1,434    110,000 SH   X                                  110,000
SILICON LABORATORIES, INC      COM      826919102    5,540    136,600 SH           X                  01      136,600
SOLARWINDS, INC                COM      83416B109    7,638    476,200 SH           X                  01      476,200
SONIC SOLUTIONS                COM      835460106   12,519  1,499,300 SH           X                01,02   1,499,300
SYMANTEC CORP                  COM      871503108    4,879    351,500 SH           X                  01      351,500
TECH DATA CORP                 COM      878237106    4,246    119,200 SH           X                  01      119,200
TNS INC                        COM      872960109   20,450  1,172,600 SH           X                01,02   1,172,600
TRX INC                        COM      898452107      212    244,000 SH           X                  02      244,000
TTI TEAM TELECOMA (restricted) PFD      M88258104    2,591    909,091 SH           X                  02      909,091
ULTICOM                        COM      903844108    4,776    516,326 SH           X                  02      516,326
UNIVERSAL DISPLAY CORP         COM      91347P105    7,383    410,600 SH           X                  02      410,600
VERIGY LTD                     COM      Y93691106    4,550    523,600 SH           X                  01      523,600
VIROPHARMA INC                 COM      928241108    7,263    647,900 SH           X                  02      647,900
VOCUS INC                      COM      92858J108    1,823    119,300 SH           X                  02      119,300
WASHINGTON POST CO.            COM      939640108   10,098     24,600 SH           X                  01       24,600
WEB.COM GROUP INC              COM      94733A104    7,116  1,982,079 SH           X                  02    1,982,079
WEBMEDIABRANDS INC             COM      94770W100    3,366  3,739,800 SH           X                  02    3,739,800
WESTERN DIGITAL CORP           COM      958102105    1,508     50,000 SH   X                                   50,000
ELOYALTY CORP SERIES B CONV PF CVPF     290152990      115     22,475 SH   X                                   22,475
                                                   -------
COLUMN TOTAL                                       200,818
                                                   -------
TOTAL                                              681,088
                                                   =======